COMMITMENTS (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) MB / s item	Dec. 31, 2018 ARS ($) item	Jul. 07, 2014 USD ($)
Commitments
Purchase orders		$ 41,107
PP&E commitments	$ 9,926
Purchase commitments relating to contracts that qualify as leases under IFRS 16		$ 3,600
Personal
Commitments
PP&E commitments			$ 450
Personal | Minimum
Commitments
Number of inhabitants | item	500	500
Guaranteed performance speed | MB / s	1
Personal | Maximum
Commitments
Contract term	60 months